                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                                   ----------

                              HOLLAND BALANCED FUND
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
               (Address of principal executive offices)(Zip code)

             (Name and Address of Agent for Service)        Copy to:

                        MICHAEL F. HOLLAND
                          375 PARK AVENUE
                     NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

December 31, 2008 (Unaudited)                                 Shares      Value (b)
-----------------------------                               ----------   -----------
COMMON STOCKS-58.2% (a)
COMPUTERS-3.5%
International Business Machines Corp.                           12,800   $ 1,077,248
                                                                         -----------
ELECTRONICS-7.7%
3M Co.                                                          21,200     1,219,848
Intel Corp.                                                     77,800     1,140,548
                                                                         -----------
                                                                           2,360,396
                                                                         -----------
ENTERTAINMENT & LEISURE-4.0%
The Walt Disney Co.                                             55,000     1,247,950
                                                                         -----------
FINANCIAL-3.9%
American Express Co.                                            30,000       556,500
JPMorgan Chase & Co.                                            20,000       630,600
                                                                         -----------
                                                                           1,187,100
                                                                         -----------
FOOD & BEVERAGES-4.0%
PepsiCo, Inc.                                                   22,500     1,232,325
                                                                         -----------
INSURANCE-5.9%
Berkshire Hathaway, Inc.  Class A*                                  11     1,062,600
Chubb Corp                                                      15,000       765,000
                                                                         -----------
                                                                           1,827,600
                                                                         -----------
OIL/GAS-7.4%
Exxon Mobil Corp.                                               19,000     1,516,770
Schlumberger, Ltd.                                              18,200       770,406
                                                                         -----------
                                                                           2,287,176
                                                                         -----------
PHARMACEUTICALS-6.1%
Johnson & Johnson                                               25,500     1,525,665
Pfizer, Inc.                                                    20,000       354,200
                                                                         -----------
                                                                           1,879,865
                                                                         -----------
PRODUCER GOODS-2.8%
General Electric Co.                                            52,900       856,980
                                                                         -----------
RETAIL-5.2%
Home Depot, Inc.                                                21,000       483,420
Wal-Mart Stores, Inc.                                           20,000     1,121,200
                                                                         -----------
                                                                           1,604,620
                                                                         -----------

Holland Series Fund, Inc.

December 31, 2008 (Unaudited)                                 Shares      Value (b)
-----------------------------                               ----------   -----------
COMMON STOCKS - CONTINUED
SOFTWARE-3.6%
Microsoft Corp.                                                 56,400   $ 1,096,416
                                                                         -----------
TELECOMMUNICATIONS-4.1%
Comcast Corp. Class A                                           75,000     1,266,000
                                                                         -----------
      Total Common Stocks (Cost-$19,702,255)                              17,923,676
                                                                         -----------

                                                             Principal
                                                            ----------
U.S. GOVERNMENT SECURITIES-37.4%
U.S. TREASURY NOTES-37.4%
United States Treasury Note, 5.00%
   due 02/15/11                                             $3,000,000     3,279,609
United States Treasury Note**, 3.50%
   due 01/15/11                                              8,402,130     8,246,556
                                                                         -----------
      Total U.S. Government Securities (Cost-$11,462,866)                 11,526,165
                                                                         -----------
REPURCHASE AGREEMENT-3.9%
State Street Bank and Trust Co. Repurchase Agreement,
   0.01% due 01/02/09 in the amount of $1,196,001; issued
   12/31/08 (Collateralized by $1,225,000 U.S. Treasury
   Note, 0.28% due 07/30/09 with a market value of
   $1,222,918) (Cost $1,196,000) (c)                         1,196,000     1,196,000
                                                                         -----------
Total Investments-99.5% (Cost-$32,361,121) (d)                            30,645,841
                                                                         -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.5%                                   169,070
                                                                         -----------
NET ASSETS-100%                                                          $30,814,911
                                                                         ===========

Holland Series Fund, Inc.

(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund") as of December 31, 2008.

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over- the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith, by or under the direction of the Directors of the Fund.

(c) The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(d) At December 31, 2008, the U.S. Federal income tax cost basis of investments was $32,361,121. Net unrealized depreciation of the Fund's investment securities was $1,715,280 of which $2,366,335 related to appreciated investment securities and $4,081,615 related to depreciated investment securities.

*    Non-income producing

**   Treasury Inflation-Protection Security (TIPS)

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                          $29,449,841
Level 2 - Other Significant Observable Inputs      1,196,000
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $30,645,841
                                                 -----------

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's most recent semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ------------------------------------
    Michael F. Holland
    President of the Holland Series
    Fund, Inc.

Date: February 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


By: /s/ Michael F. Holland
    ------------------------------------
    Michael F. Holland
    President and Treasurer of the
    Holland Series Fund, Inc.

Date: February 1, 2009